Note to Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net (loss)/income	$ 14,557	$ 10,427	$ (4,086)
Note to Consolidated Statements of Cash Flows
Amortization of finance costs	92	62	31
Depreciation and amortization	2,341	2,015	1,265
Loss on retirement of property, plant and equipment	30	60	36
Movement on the provision for excess and obsolete inventories	163	4	56
Movement on the allowance for doubtful accounts	(208)	1,408	185
Share-based compensation expense-share options	1,780	1,151	1,065
Share-based compensation expense-long-term incentive plan	1,661	308
Equity in earnings of equity investees, net of tax	(66,244)	(22,572)	(15,180)
Dividend received from equity investees	30,528	6,410	15,949
Unrealized currency translation loss	633	198	173
Income taxes	1,667	1,093	497
Changes in operating assets and liabilities
Accounts receivable—third parties	(7,258)	(12,030)	8,285
Accounts receivable—related parties	(2,354)	315	1,754
Other receivables, prepayments and deposits	(1,129)	(459)	423
Amounts due from related parties	1,157	(3,010)	(5,029)
Inventories	(3,430)	(5,154)	167
Long-term prepayment	361	(2,132)
Accounts payable—third parties	9,818	2,328	2,332
Accounts payable—related parties	1,634	1,331	(162)
Other payables, accruals and advance receipts	7,554	4,660	(47)
Deferred revenue	(1,668)	(1,907)	(697)
Other deferred income	131	2,132
Amounts due to related parties	(1,385)	3,977	1,342
Net cash (used in)/generated from operating activities	$ (9,569)	$ (9,385)	$ 8,359